K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 19, 2014
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520
Re:
Neuberger Berman Alternative Funds
--Neuberger Berman Long Short Credit Fund,
            Class A, Class C, Institutional Class and Class R6
-- Neuberger Berman Multi-Asset Income Fund
            Class A, Class C, Institutional Class and Class R6
File Nos. 333-122847; 811-21715
Re: Request for Selective Review for Post-Effective Amendment No. 42

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (“PEA 42”) on behalf of Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Long Short Credit Fund and Neuberger Berman Multi-Asset Income Fund (each a “Fund”).  PEA 42 includes the prospectuses (the “Prospectuses”) and statements of additional information (the “SAIs”), relating to the Registrant’s issuance of Class A, Class C, Institutional Class, and Class R6 shares of each Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.
The primary purpose of this filing is to add each Fund as a new series of the Registrant. Each Fund will have four classes of shares – Class A, Class C, Institutional Class, and Class R6.  This filing is not intended to affect the prospectus or SAI of any Class of the previously registered series of the Registrant.

The form of the Prospectuses and the section of the Prospectuses titled “Your Investment,” are substantially the same as the Class A, Class C, Institutional Class, and Class R6 disclosure contained in the following currently effective registration statements for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 37 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule

485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Global Long Short Fund (Accession No. 0000898432-14-000202) (February 10, 2014).

Post-Effective Amendment No. 30 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman Absolute Return Multi-Manager Fund (Accession No. 0000898432-13-001381) (November 1, 2013).

The form of the SAIs, and the entire text of the SAI (except the section titled “Investment Information”), are substantially the same as parallel disclosure in the statements of additional information for Class A, Class C, Institutional Class, and Class R6 contained in the currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 37 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Global Long Short Fund (Accession No. 0000898432-14-000202) (February 10, 2014).

Post-Effective Amendment No. 34 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman Absolute Return Multi-Manager Fund (Accession No. 0000898432-13-001719) (December 30, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 42.  Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 42 will become effective 75 days after the filing date on March 4, 2015.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 2, 2015.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9403 or Franklin H. Na at (202) 778-9473.  Thank you for your attention.

Sincerely, /s/ Marguerite W. Laurent Marguerite W. Laurent